Other current assets (Tables)	12 Months Ended
Dec. 31, 2016
Other Assets [Abstract]
Other current assets
Other current assets include:

(In US$ millions)	December 31, 2016	December 31, 2015
Reimbursable amounts due from customers	$5.9	$23.5
Mobilization revenue receivable	34.9	42.0
Intangible asset- Favorable contracts to be amortized	70.5	70.5
Insurance receivable	0.3	12.1
Prepaid expenses	4.5	13.1
Other	0.9	5.4
Total other current assets	$117.0	$166.6

Favorable Contracts
The gross carrying amounts and accumulated amortization were as follows:

	December 31, 2016			December 31, 2015
(In US$ millions)	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Intangible assets- Favorable contracts
Balance at beginning of period	$357.3	$(81.7)	$275.6	$280.9	$(14.8)	$266.1
Additions *	—	—	—	76.4	—	76.4
Amortization of favorable contracts	—	(70.6)	(70.6)	—	(66.9)	(66.9)
Balance at end of period	$357.3	$(152.3)	$205.0	$357.3	$(81.7)	$275.6

*Additions to favorable contracts during 2015 are net of measurement period adjustments.

Amortization of Favorable Contracts
The table below shows the amounts relating to favorable contracts that is expected to be amortized over the next five years:

	Year ended December 31
(In US$ millions)	2017	2018	2019	2020	2021	Total
Amortization of favorable contracts	$70.5	$49.2	$45.1	$40.2	$—	$205.0